Pension and Other Postretirement Benefit Plans (Components of Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 4	$ 6	$ 7
Interest cost	8	16	15
Expected return on plan assets	0	0	0
Amortization:
Actuarial loss	0	1	0
Prior service cost (credit)	(28)	(16)	0
Special termination benefit	0	0	0
Curtailment (gain) / loss	(3)	0	0
Settlement loss	0	0	0
Net periodic benefit cost	(19)	7	22
United States Pension Benefits | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	2	2
Interest cost	94	123	118
Expected return on plan assets	(165)	(177)	(170)
Amortization:
Actuarial loss	62	47	53
Prior service cost (credit)	0	(2)	(3)
Special termination benefit	0	0	0
Curtailment (gain) / loss	0	0	0
Settlement loss	39	9	0
Net periodic benefit cost	33	2	0
Foreign Pension Benefits | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	6	6	5
Interest cost	17	23	23
Expected return on plan assets	(30)	(29)	(32)
Amortization:
Actuarial loss	12	8	9
Prior service cost (credit)	0	0	0
Special termination benefit	0	0	0
Curtailment (gain) / loss	0	0	(4)
Settlement loss	11	2	3
Net periodic benefit cost	16	10	4
Operating Income (Loss) | Other Postretirement Benefits
Amortization:
Net periodic benefit cost	4	6	7
Operating Income (Loss) | United States Pension Benefits | Pension Benefits
Amortization:
Net periodic benefit cost	3	2	2
Operating Income (Loss) | Foreign Pension Benefits | Pension Benefits
Amortization:
Net periodic benefit cost	6	6	5
Nonoperating Income (Expense) | Other Postretirement Benefits
Amortization:
Net periodic benefit cost	(23)	1	15
Nonoperating Income (Expense) | United States Pension Benefits | Pension Benefits
Amortization:
Net periodic benefit cost	30	0	(2)
Nonoperating Income (Expense) | Foreign Pension Benefits | Pension Benefits
Amortization:
Net periodic benefit cost	$ 10	$ 4	$ (1)